PENSION AND POSTRETIREMENT BENEFIT - Net Periodic Benefit Cost for the Defined Benefit Pension Plans (Details) - Pension Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Interest cost	$ 10	$ 0	$ 0
Expected returns on plan assets	(13)	0	0
Net periodic cost (benefit)	$ (3)	$ 0	$ 0